Commitments and Contingencies	12 Months Ended
Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Commitments and contingencies	24. Commitments and contingencies The Group had investment commitments of RMB55,546 as of December 31, 2021 and RMB11,000 as of December 31, 2022.